COMMON SHARES	12 Months Ended
Dec. 31, 2013
COMMON SHARES
COMMON SHARES

14.                               COMMON SHARES

There were 101,366,544 common shares issued and outstanding as of December 31, 2012 after the issuance of 53,529 common shares as a result of the exercise of 39,100 share options and issuance of 14,429 restricted shares (see Note 16).

There were 101,560,744 common shares issued and outstanding as of December 31, 2013 after the issuance of 194,200 common shares as a result of the issuance of 194,200 restricted shares (see Note 16).